Convertible Promissory Notes (Details) - Schedule of Convertible Promissory Notes - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Convertible Promissory Notes [Line Items]
Convertible promissory notes	$ 4,889,074
Debt from SIS SPAC INVESTMENT FUND PTE. LTD. [Member]
Schedule of Convertible Promissory Notes [Line Items]
Convertible promissory notes	1,000,000
Debt from Song Diego Corporation [Member]
Schedule of Convertible Promissory Notes [Line Items]
Convertible promissory notes	1,000,000
Debt from Shan Ling Ge [Member]
Schedule of Convertible Promissory Notes [Line Items]
Convertible promissory notes	850,000
Debt from Kia Hong Lim [Member]
Schedule of Convertible Promissory Notes [Line Items]
Convertible promissory notes	550,000
Debt from SIS GLOBAL FUND VCC [Member]
Schedule of Convertible Promissory Notes [Line Items]
Convertible promissory notes	500,000
Debt from Simon Meng [Member]
Schedule of Convertible Promissory Notes [Line Items]
Convertible promissory notes	335,000
Debt from Ling Fei Yen [Member]
Schedule of Convertible Promissory Notes [Line Items]
Convertible promissory notes	250,000
Debt from Lik Qi Lim [Member]
Schedule of Convertible Promissory Notes [Line Items]
Convertible promissory notes	200,000
Debt from Ah Lian Ng [Member]
Schedule of Convertible Promissory Notes [Line Items]
Convertible promissory notes	104,074
Debt from Hwee Hai Lim [Member]
Schedule of Convertible Promissory Notes [Line Items]
Convertible promissory notes	$ 100,000